NOTE 17 - SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 03, 2019	Apr. 01, 2019	Mar. 14, 2019	Jan. 29, 2019	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2019
Subsequent Event [Line Items]
Number of authorized shares									500,000,000	500,000,000
Share issuance in exchange of accrued salary owed, shares							6,747	2,903
Share issuance in exchange of accrued salary owed, value									$ 73,708
Repurchase of common stock									$ 1,459
Shareholder [Member]
Subsequent Event [Line Items]
Proceeds from warrant exercise						$ 195,000
Warrant exercised						$ 300,000
Board of Directors [Member]
Subsequent Event [Line Items]
Share issuance in exchange of accrued salary owed, shares					52,209
Share issuance in exchange of accrued salary owed, value					$ 73,708
Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Reduced exercise price			$ 0.55								$ 0.55
Strike price			$ 0.65								0.65
Warrant to purchase common stock			1,000,000
Proceeds from warrant exercise			$ 1,650,000
Warrant exercised											$ 684,581
Share issuance in exchange of accrued salary owed, shares		376,520
Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Warrant to purchase common stock			500,000
Subsequent Event [Member] | Former Employee [Member]
Subsequent Event [Line Items]
Share issuance in exchange of accrued salary owed, shares		200,000
Subsequent Event [Member] | Spouse of Shareholder [Member]
Subsequent Event [Line Items]
Market value of stock repurchased	$ 0.74
Repurchase of common stock	$ 1,599
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Event [Line Items]
Issurance of stock options				120,000
Strike price				$ 1.00
Vesting period				1 year